united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

PSI All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 83.4%
	BOND FUNDS - 23.8%
25,865	PIMCO Enhanced Short Maturity Active ETF	$2,628,401

	SPECIALTY FUNDS - 59.6%
71,583	SPDR Financial Select Sector ETF	1,974,259
51,687	SPDR S&P Bank ETF	2,407,064
118,630	VanEck Vectors Gold Miners ETF	2,197,028
		6,578,351

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,212,955)	9,206,752

	TOTAL INVESTMENTS - 83.4% (Cost - $9,212,955)	$9,206,752
	OTHER ASSETS LESS LIABILITIES - NET - 16.6%	1,838,096
	NET ASSETS - 100.0%	$11,044,848

ETF - Exchange Traded Fund

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value
	MUTUAL FUNDS - 92.8%
	BOND FUNDS - 92.8%
350,157	BlackRock High Yield Portfolio - Institutional Class	$2,685,704
50,245	Direxion Monthly High Yield Bull 1.2X Fund - Investor Class	1,181,456
274,672	Janus Henderson High-Yield Fund - Class I	2,266,042
227,349	Metropolitan West High Yield Bond Fund - Institutional Class	2,166,637
46,344	PIMCO Foreign Bond Fund Unhedged - Institutional Class	450,000
44,422	Transamerica Emerging Markets Debt Fund - Institutional Class	449,556
336,313	Virtus Seix High Income Fund - Class I	2,152,403
	TOTAL MUTUAL FUNDS (Cost - $11,361,732)	11,351,798

	TOTAL INVESTMENTS - 92.8% (Cost - $11,361,732)	$11,351,798
	OTHER ASSETS LESS LIABILITIES - NET - 7.2%	883,137
	NET ASSETS - 100.0%	$12,234,935

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 89.7%
	BOND FUNDS - 24.7%
48,024	PIMCO Enhanced Short Maturity Active ETF	$4,880,199

	LARGE CAP GROWTH - 19.8%
68,146	Proshares UltraPro S&P 500 ETF	3,902,721

	SMALL CAP GROWTH - 20.4%
23,804	iShares Russell 2000 ETF	4,012,164

	SPECIALTY FUNDS - 24.8%
21,012	Invesco QQQ Trust Series 1 ETF	3,903,820
16,567	ProShares Short VIX Short-Term Futures ETF	978,944
		4,882,764

	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,681,717)	17,677,848

	TOTAL INVESTMENTS - 89.7% (Cost - $17,681,717)	$17,677,848
	OTHER ASSETS LESS LIABILITIES - NET - 10.3%	2,023,069
	NET ASSETS - 100.0%	$19,700,917

ETF - Exchange Traded Fund

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 70.0%
	BOND FUNDS - 20.0%
47,495	Direxion Daily 20 Year Plus Treasury Bull 3x ETF	$823,563
27,944	iShares iBoxx High Yield Corporate Bond ETF	2,415,479
		3,239,042
	LARGE CAP GROWTH FUNDS - 10.7%
24,757	Invesco S&P 500 High Dividend Low Volatility ETF	1,025,188
10,695	ProShares S&P 500 Dividend Aristocrats ETF	714,533
		1,739,721
	SPECIALTY FUNDS - 39.3%
9,393	First Trust Down Jones Internet Index Fund	1,329,485
1,987	Invesco S&P 500 Equal Weight Utilities ETF	174,300
19,227	iShares MSCI EAFE ETF	1,307,244
11,129	iShares Nasdaq Biotechnology ETF	1,357,070
6,723	ProShares Ultra QQQ ETF	676,872
3,473	SPDR Consumer Discretionary Select Sector ETF	407,105
2,595	SPDR Energy Select Sector ETF	196,545
2,155	SPDR Health Care Select Sector ETF	205,048
3,755	Vanguard Consumer Staples ETF	526,151
2,076	Vanguard Telecommunication Services ETF	180,612
		6,360,432

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,046,197)	11,339,195

	MUTUAL FUND - 17.0%
201,000	KCM Macro Trends Fund - Class R-1 (Cost - $2,436,963)	2,749,680

	TOTAL INVESTMENTS - 87.0% (Cost - $13,483,160)	$14,088,875
	OTHER ASSETS LESS LIABILITIES - NET - 13.0%	2,110,430
	NET ASSETS - 100.0%	$16,199,305

ETF - Exchange Traded Fund

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist a third party consultant such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Funds' investments measured at fair value:

PSI All Asset *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,206,752	$-	$-	$9,206,752
Total	$9,206,752	$-	$-	$9,206,752

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,351,798	$-	$-	$11,351,798
Total	$11,351,798	$-	$-	$11,351,798

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,677,848	$-	$-	$17,677,848
Total	$17,677,848	$-	$-	$17,677,848

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,339,195	$-	$-	$11,339,195
Mutual Fund	2,749,680	-	-	2,749,680
Total	$14,088,875	$-	$-	$14,088,875

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

At September 30, 2018 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
PSI All Asset	$9,217,785	$3,197	$(14,230)	$(11,033)
PSI Total Return	11,361,732	11,456	(21,390)	(9,934)
PSI Strategic Growth	17,694,549	12,869	(29,570)	(16,701)
PSI Tactical Growth	13,545,687	620,634	(77,446)	543,188

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/26/18

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 11/26/18